Quarterly Holdings Report
for
Fidelity® Blue Chip Value Fund
April 30, 2025
BCV-NPRT3-0625
1.800334.121
Common Stocks - 94.3%
	Shares	Value ($)
CANADA - 3.9%
Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 1.1%
Alimentation Couche-Tard Inc	132,000	6,890,120
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Parex Resources Inc (a)	1,049,600	8,451,009
Materials - 1.3%
Chemicals - 1.3%
Nutrien Ltd (United States) (a)	133,600	7,621,880
TOTAL CANADA		22,963,009
UNITED KINGDOM - 5.7%
Health Care - 2.9%
Pharmaceuticals - 2.9%
Astrazeneca PLC ADR	232,767	16,710,343
Utilities - 2.8%
Multi-Utilities - 2.8%
National Grid PLC	1,138,700	16,436,114
TOTAL UNITED KINGDOM		33,146,457
UNITED STATES - 84.7%
Communication Services - 3.9%
Interactive Media & Services - 1.3%
Alphabet Inc Class A	48,800	7,749,440
Media - 2.6%
Comcast Corp Class A	431,200	14,747,040
TOTAL COMMUNICATION SERVICES		22,496,480

Consumer Discretionary - 3.9%
Diversified Consumer Services - 3.9%
H&R Block Inc	379,820	22,929,733
Consumer Staples - 8.8%
Beverages - 4.0%
Keurig Dr Pepper Inc	664,700	22,991,973
Food Products - 1.9%
Mondelez International Inc	162,200	11,050,686
Personal Care Products - 2.9%
Kenvue Inc	713,800	16,845,680
TOTAL CONSUMER STAPLES		50,888,339

Energy - 9.8%
Oil, Gas & Consumable Fuels - 9.8%
Exxon Mobil Corp	253,500	26,777,205
Shell PLC ADR	464,200	29,931,616
		56,708,821
Financials - 22.5%
Banks - 12.9%
Bank of America Corp	738,800	29,463,344
PNC Financial Services Group Inc/The	107,800	17,322,382
US Bancorp	217,100	8,757,814
Wells Fargo & Co	271,300	19,265,013
		74,808,553
Financial Services - 2.1%
Berkshire Hathaway Inc Class B (b)	23,200	12,371,400
Insurance - 7.5%
Chubb Ltd	72,900	20,855,232
The Travelers Companies, Inc.	85,400	22,556,702
		43,411,934
TOTAL FINANCIALS		130,591,887

Health Care - 19.6%
Health Care Providers & Services - 18.6%
Centene Corp (b)	563,200	33,707,520
Cigna Group/The	130,800	44,477,232
UnitedHealth Group Inc	72,200	29,705,968
		107,890,720
Pharmaceuticals - 1.0%
GSK PLC ADR	153,700	6,124,945
TOTAL HEALTH CARE		114,015,665

Industrials - 10.2%
Building Products - 1.5%
Johnson Controls International plc	102,700	8,616,530
Electrical Equipment - 1.1%
Regal Rexnord Corp	61,900	6,551,496
Ground Transportation - 1.4%
CSX Corp	295,800	8,303,106
Machinery - 3.3%
Deere & Co	41,300	19,145,028
Trading Companies & Distributors - 2.9%
Ferguson Enterprises Inc	98,700	16,745,442
TOTAL INDUSTRIALS		59,361,602

Information Technology - 3.3%
Software - 3.3%
Gen Digital Inc	739,700	19,136,039
Materials - 1.1%
Construction Materials - 1.1%
CRH PLC	69,500	6,631,690
Utilities - 1.6%
Electric Utilities - 1.6%
PG&E Corp	559,200	9,237,984
TOTAL UNITED STATES		491,998,240
TOTAL COMMON STOCKS (Cost $463,720,754)		548,107,706

Non-Convertible Preferred Stocks - 2.3%
	Shares	Value ($)
KOREA (SOUTH) - 2.3%
Information Technology - 2.3%
Technology Hardware, Storage & Peripherals - 2.3%
Samsung Electronics Co Ltd (Cost $16,002,072)	416,820	13,731,295

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	18,377,960	18,381,636
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	5,372,138	5,372,675
TOTAL MONEY MARKET FUNDS (Cost $23,754,311)			23,754,311

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $503,477,137)	585,593,312
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(4,168,372)
NET ASSETS - 100.0%	581,424,940

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,247,856	168,088,837	159,955,057	444,665	-	-	18,381,636	18,377,960	0.0%
Fidelity Securities Lending Cash Central Fund	-	139,708,668	134,335,993	9,786	-	-	5,372,675	5,372,138	0.0%
Total	10,247,856	307,797,505	294,291,050	454,451	-	-	23,754,311

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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